Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Summary of warrant activity

	2011		2010		2009
	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price
Outstanding at beginning of year	963,034	$2.91	8,577,688	$2.15	6,838,962	$2.15
Granted	13,391,655	$10.56	—	$—	1,738,726	$2.50
Exercised, forfeited, or expired	(828,857)	$2.97	(7,614,654)	$2.14	—	$—

Outstanding at end of year	13,525,832	$10.48	963,034	$2.91	8,577,688	$2.22
Exercisable at end of year	13,525,832	$10.48	963,034	$2.91	6,838,962	$2.15

Summary of dividends paid

	(in thousands)
	2011	2010	2009
Dividend on Series B Preferred Stock	—	(131)	—
Dividend on Series C Preferred Stock	$(10,248)	(2,336)	(26)
Dividend on Series D Preferred Stock	(3,759)	—	—

Total dividends on Preferred Stock	(14,007)	(2,467)	(26)

Summary of noncontrolling interest

	(in thousands)
	2011	2010	2009
Noncontrolling interest at beginning of period	$1,450	$1,321	$1,385
NGAS Acquisition	497	—	—
Income/(Loss) to noncontrolling interest	249	129	(64)

Noncontrolling interest at end of period	$2,196	$1,450	$1,321